STAFF COSTS - Total staff costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Total staff costs
Staff costs	$ 45.8	$ 46.2	$ 43.8
Staff costs comprise the following
Wages and salaries	37.2	38.1	36.4
Share-based compensation	1.9	2.1	1.9
Pension costs	3.5	3.3	3.1
Other social security costs	0.9	0.6	0.3
Other staff costs	2.3	2.1	2.1
Total	$ 45.8	$ 46.2	$ 43.8
Average number of permanent employees
Seafarers | employee	107.6	111.7	130.6
Land-based | employee	313.5	302.2	286.6
Total | employee	421.1	413.9	417.2
Staff costs included in operating expenses
Total staff costs
Staff costs	$ 8.1	$ 9.3	$ 9.2
Staff costs comprise the following
Total	8.1	9.3	9.2
Staff costs included in administrative expenses
Total staff costs
Staff costs	37.7	36.9	34.6
Staff costs comprise the following
Total	$ 37.7	$ 36.9	$ 34.6